Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net income attributable to Canon Inc.	¥ 224,564	¥ 248,630	¥ 246,603
Average common shares outstanding	1,173,647,835	1,215,832,419	1,234,817,434
Stock options	20,574	60,552	50,603
Diluted common shares outstanding	1,173,668,409	1,215,892,971	1,234,868,037
Net income attributable to Canon Inc. stockholders per share:
Basic	¥ 191.34	¥ 204.49	¥ 199.71
Diluted	¥ 191.34	¥ 204.48	¥ 199.70